Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Commitments [Abstract]
Schedule of minimal future lease fees payable under office lease agreements
For the year ended December 31:	U.S. dollars in thousands
2019	231
2020	5

Schedule of minimal future lease fees payable under vehicles lease agreements
For the year ended December 31:	U.S. dollars in thousands
2019	89
2020	47
2021 and thereafter	12

Schedule of minimal future lease
(U.S. dollars in thousands)	December 31, 2019
2020	346
2021	174
2022	150
2023	121
Total undiscounted cash flows	791